BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2015
Accounting Policies [Abstract]
BASIS OF PRESENTATION
1.	BASIS OF PRESENTATION

The interim condensed consolidated financial information presented in the accompanying condensed consolidated financial statements and notes hereto is unaudited.

Effective August 20, 2014, Competitive Technologies, Inc. changed its name to Calmare Therapeutics Incorporated.

Calmare Therapeutics Incorporated (“CTI”) and its majority-owned (56.1%) subsidiary, Vector Vision, Inc. (“VVI”), (collectively, the “Company”, “we” or “us”) is a medical device company developing and commercializing innovative products and technologies. CTI is the licensed distributor of the non-invasive Calmare® Pain Therapy Device (the “Calmare Device”), which was developed to treat neuropathic and cancer-derived pain.

These consolidated financial statements include the accounts of CTI and VVI.  Inter-company accounts and transactions have been eliminated in consolidation.

We believe we have made all adjustments necessary, consisting only of normal recurring adjustments, to present the unaudited condensed consolidated financial statements in conformity with accounting principles generally accepted in the U.S.  The results for the three and nine months ended September 30, 2015 are not necessarily indicative of the results that can be expected for the full year ending December 31, 2015.

The interim unaudited condensed consolidated financial statements and notes thereto, should be read in conjunction with our Annual Report on Form 10-K for the year ended December 31, 2014 filed with the Securities and Exchange Commission (“SEC”) on June 24, 2015.

During the three and nine months ended September 30, 2015, we had a significant concentration of revenues from the Calmare® Device.  The percentages of gross revenue attributed to sales and rentals of Calmare Devices, in the three and nine months ended September 30, 2015, were 95% and 94%, respectively; and 94% and 96%, respectively, in the three and nine months ended September 30, 2014.  Additionally, the percentage of gross revenue attributed to other Calmare Device related sales of equipment and training, in the three and nine months ended September 30, 2015, was 4% in both periods; and 2% and 1%, respectively, in the three and nine months ended September 30, 2014.  We continue to attempt to expand our sales activities for the Calmare Device and expect the majority of our revenues to come from this technology.

The Company has incurred operating losses since fiscal 2006 and has a working capital deficiency and shareholders’ deficiency at September 30, 2015.  The Company has taken steps to reduce its operating expenses as well as increase revenue from sales of Calmare Devices and related sales. However, even at the reduced spending levels, should the anticipated increase in revenue from sales of Calmare Devices and related sales not occur the Company may not have sufficient cash flow to fund operations through 2015 and into 2016.  These conditions raise substantial doubt about the Company’s ability to continue as a going concern.  The financial statements do not include adjustments to reflect the possible future effect of the recoverability and classification of assets or amounts and classifications of liabilities that may result from the outcome of this uncertainty.

The Company's continuation as a going concern is dependent upon its developing recurring revenue streams sufficient to cover operating costs.  The Company does not have any significant individual cash or capital requirements in the budget going forward.  If necessary, the Company will attempt to meet anticipated operating cash requirements by further reducing costs, issuing debt and/or equity, and/or pursuing sales of certain assets and technologies while we pursue licensing and distribution opportunities for our remaining legacy portfolio of technologies.  There can be no assurance that the Company will be successful in such efforts.  Failure to develop a recurring revenue stream sufficient to cover operating expenses could negatively affect the Company’s financial position.

Our liquidity requirements arise principally from our working capital needs, including funds needed to sell our current technologies and obtain new technologies or products, and protect and enforce our intellectual property rights, if necessary. We fund our liquidity requirements with a combination of cash on hand, debt and equity financing, sales of common stock and cash flows from operations, if any, including royalty legal awards. At September 30, 2015, the Company had outstanding debt in the form of promissory notes with a total principal amount of $4,177,000 and a carrying value of $3,839,000.

In 2007, the Company secured the exclusive, worldwide rights to the patented, chronic pain reduction technology (the “Technology”) behind the Company’s flagship medical device – the Calmare Device. The Company’s 2007 agreement (the “2007 Agreement”) with Giuseppe Marineo, an inventor of the Technology, and Delta Research and Development (“Delta”), authorized the Company to manufacture and sell worldwide the Calmare Device developed from the patented Technology. The 2007 Agreement was amended in 2011 (the “2011 Amendment”) to provide the Company with exclusive rights to the Technology through March 31, 2016. In July 2012, the Company attempted to negotiate a five-year extension to the agreement with Marineo and Delta (the “2012 Amendment”). However, the Company believes that the 2012 Amendment is neither valid nor enforceable as it was never duly signed or authorized and subsequently deemed null and void. Therefore, the Company’s rights are determined by the 2011 Amendment which provides the Company with the exclusive rights to manufacture and sell the Calmare Device worldwide using the Technology. (see Footnote 13. CONTRACTUAL OBLIGATIONS AND CONTINGENCIES, the Company’s Distribution Rights, Marineo and Delta)

The Technology is patented in Italy and in the United States. Applications for patents have been filed internationally as well and are pending approval. The Calmare Device has CE Marking certification under the expressed jurisdiction from the European Commission’s Competitiveness and Innovation Program (“CIP”). The Calmare Device also has a 510(k) clearance from the U.S. Food and Drug Administration (#K081255) for sales in the United States and reciprocity countries. The Company partners with GEOMC Co., Ltd. (“GEOMC”) of Korea to manufacture the Calmare Device commercially.